FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments		£ 26,369	£ 23,595
Investment Grade [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	[1]	24,169	21,331
Other [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	[2]	2,200	2,264
Trading and Other [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments		25,133	22,032
Trading and Other [Member] | Investment Grade [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	[1]	22,991	19,797
Trading and Other [Member] | Other [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	[2]	2,142	2,235
Hedging [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments		1,236	1,563
Hedging [Member] | Investment Grade [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	[1]	1,178	1,534
Hedging [Member] | Other [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	[2]	£ 58	£ 29

[1]	Credit ratings equal to or better than 'BBB'.
[2]	Other comprises sub-investment grade (2019: 1,555 million; 2018: 1,920 million) and not rated (2019: 645 million; 2018: 344 million).